Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Document Period End Date	Jul. 31, 2024
C000238207 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Loan ETF
Class Name	BlackRock Floating Rate Loan ETF
Trading Symbol	BRLN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Loan ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Floating Rate Loan ETF	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Loans and high yield bonds gained ground in the annual period. Both categories benefited from the combination of declining spreads and their above-average income.
  Bank loans have demonstrated resilience in an environment of interest-rate volatility and speculation around central bank policy. Additionally, total measurable demand for loans reached record levels in the first half of 2024.
  The Fund produced a strong absolute return but underperformed its benchmark, the Morningstar LSTA Leveraged Loan Index.
What contributed to performance?
The Fund’s tactical allocation to high yield bonds, which was achieved in part through the use of liquid products, contributed positively. From a sector perspective, overweights in the brokerage/asset managers/exchanges, diversified manufacturing, and insurance sectors were the largest contributors.
What detracted from performance?
Ratings positioning detracted, with underweights and selection in B2/B3 issues having the largest adverse effect. At the sector level, underweights in healthcare, technology, and chemicals detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 4, 2022 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.82%	10.70%
Fund Market	8.99	10.79
Bloomberg U.S. Universal Index	5.72	5.08
Morningstar LSTA Leveraged Loan Index	10.45	11.27

Performance Inception Date	Oct. 04, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 49,811,298
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 158,934
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$49,811,298
Number of Portfolio Holdings	431
Net Investment Advisory Fees	$158,934
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	—	% (b)
BBB/Baa	4.4%
BB/Ba	25.3%
B	59.2%
CCC/Caa	4.2%
N/R	6.9%
Maturity allocation
Maturity	Percent of Total Investments (a)
0-1 Year	1.2%
1-5 Years	53.0%
5-10 Years	45.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Floating Rate Loan ETF to iShares Floating Rate Loan Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Floating Rate Loan ETF to iShares Floating Rate Loan Active ETF. This change is expected to become effective on or about October 10, 2024.

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000242862 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short-Term California Muni Bond ETF
Class Name	BlackRock Short-Term California Muni Bond ETF
Trading Symbol	CALY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short-Term California Muni Bond ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Short-Term California Muni Bond ETF	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground in the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund maintained a longer duration (interest rate sensitivity) than its benchmark while also focusing on variable rate demand notes (VRDNs) and tender option bond floaters (TOBs) as core holdings which offered both attractive yields and price stability. Given the inverted yield curve, this approach contributed to performance. (An inverted yield curve occurs when yields on longer-term debt are below those on shorter-term issues). The Fund was underweight in AAA and AA rated bonds and overweight in those rated A, which further contributed to the Fund’s performance. At the sector level, overweights in tax-backed local, corporate-backed, and transportation issues were additive.
What detracted from performance?
The Fund was hurt by being underweight in pre-refunded/escrow bonds, as well as underweight in the tax-backed states and utilities sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2023 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	3.43%	3.35%
Fund Market	3.61	3.51
Bloomberg Municipal Bond Index	3.74	4.23
Bloomberg California Municipal 0-2 Year Index	3.31	3.28

Performance Inception Date	Jul. 11, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 32,667,565
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 43,061
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$32,667,565
Number of Portfolio Holdings	78
Net Investment Advisory Fees	$43,061
Portfolio Turnover Rate	175%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	6.2%
AA/Aa	65.7%
A	23.2%
BBB/Baa	3.0%
N/R	1.9%
Five largest holdings
Security	Percent of Total Investments(a)
City of Modesto California Water Revenue COP, 3.20%, 08/07/24	3.9%
City of Los Angeles California Revenue Notes, 5.00%, 06/26/25	2.4%
California Community Choice Financing Authority RB, 5.00%, 10/01/28	2.4%
California State Public Works Board RB, Series A, 5.00%, 09/01/27	2.4%
Long Beach Unified School District GO, 3.64%, 08/07/24	2.4%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Five largest holdings
Security	Percent of Total Investments(a)
City of Modesto California Water Revenue COP, 3.20%, 08/07/24	3.9%
City of Los Angeles California Revenue Notes, 5.00%, 06/26/25	2.4%
California Community Choice Financing Authority RB, 5.00%, 10/01/28	2.4%
California State Public Works Board RB, Series A, 5.00%, 09/01/27	2.4%
Long Beach Unified School District GO, 3.64%, 08/07/24	2.4%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Short-Term California Muni Bond ETF to iShares Short-Term California Muni Active ETF . The Fund's ticker will also be changed from CALY to CALI. These changes are expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Short-Term California Muni Bond ETF to iShares Short-Term California Muni Active ETF . The Fund's ticker will also be changed from CALY to CALI. These changes are expected to become effective on or about October 10, 2024.

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000225367 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Intermediate Muni Income Bond ETF
Class Name	BlackRock Intermediate Muni Income Bond ETF
Trading Symbol	INMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Intermediate Muni Income Bond ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Intermediate Muni Income Bond ETF	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground in the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates later in 2024, benefiting the broader fixed-income market.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund benefited from both sector allocations and security selection in high yield (below investment-grade) bonds. The Fund’s positioning on the investment-grade side, which tilted in favor of A and BBB rated securities, also made a positive contribution. Most of the outperformance was driven by an overweight in the corporate-backed sector in general and prepaid gas issues in particular. Underweights in the tax-backed and utilities sectors contributed, as well. An overweight on the steepest parts of the yield curve further contributed.
What detracted from performance?
The Fund’s positioning with respect to duration (interest rate sensitivity) detracted. While the Fund’s positioning shifted over the course of the period, it began with its duration shorter than the benchmark and subsequently moved to a longer duration by the end of July 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 16, 2021 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.23%	0.87%
Fund Market	5.19	1.04
Bloomberg Municipal Bond Index	3.74	(0.15)
Bloomberg Municipal 3-10 Year Index	2.70	(0.16)
Bloomberg Custom Blend Benchmark	3.54	0.32

Performance Inception Date	Mar. 16, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 21,325,335
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 66,024
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$21,325,335
Number of Portfolio Holdings	73
Net Investment Advisory Fees	$66,024
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	1.9%
AA/Aa	23.6%
A	42.8%
BBB/Baa	19.2%
BB/Ba	1.1%
B	1.3%
N/R	10.1%
Five largest holdings
Security	Percent of Total Investments(a)
County of Jefferson Alabama Sewer Revenue RB, 5.25%, 10/01/44	5.3%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	3.9%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	3.8%
California Community Choice Financing Authority RB, 5.54%, 12/01/53	3.7%
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 08/15/34	3.7%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Five largest holdings
Security	Percent of Total Investments(a)
County of Jefferson Alabama Sewer Revenue RB, 5.25%, 10/01/44	5.3%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	3.9%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	3.8%
California Community Choice Financing Authority RB, 5.54%, 12/01/53	3.7%
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 08/15/34	3.7%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Intermediate Muni Income Bond ETF to iShares Intermediate Muni Income Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Intermediate Muni Income Bond ETF to iShares Intermediate Muni Income Active ETF. This change is expected to become effective on or about October 10, 2024.

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000242803 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Flexible Income ETF
Class Name	BlackRock Flexible Income ETF
Trading Symbol	BINC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Flexible Income ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Flexible Income ETF	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The U.S. Federal Reserve (“Fed”) held the federal funds rate steady throughout the 12-month period at a target range of 5.25% to 5.50%, citing the improving inflation outlook.
  Short-term interest rates generally finished the period lower as the market anticipated that the Fed would soon begin to lower its benchmark overnight lending rate, while longer-term rates ended the period moderately higher.
  Within the benchmark, credit-sensitive sectors outperformed as risk sentiment was bolstered by the anticipation of a soft landing for the economy.
What contributed to performance?
Over the period, economic growth generally surprised to the upside and spread sectors across fixed income continued to perform well despite elevated interest rate volatility. Given those dynamics, the most notable contributions to performance included the Fund’s allocation to securitized assets where holdings favored select top-of-the-capital structure segments within commercial mortgage-backed securities, higher-quality collateralized loan obligations. Allocations to non-U.S. corporate bonds and U.S. high yield corporate bonds also contributed as non-US credit remains appealing due to the diversified yield pickup.
What detracted from performance?
The Fund’s emerging markets debt position detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2023 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.17%	9.48%
Fund Market	9.00	9.75
Bloomberg U.S. Universal Index	5.72	5.15

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,623,012,344
Holdings Count | Holding	2,537
Advisory Fees Paid, Amount	$ 5,663,858
Investment Company Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,623,012,344
Number of Portfolio Holdings	2,537
Net Investment Advisory Fees	$5,663,858
Portfolio Turnover Rate	200%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	45.0%
Asset-Backed Securities	16.9%
Collaterized Mortgage Obligations	13.9%
U.S. Government & Agency Obligations	10.4%
Foreign Government Obligations	5.7%
Investment Companies	4.3%
Floating Rate Loan Interests	3.2%
Convertible Bonds	0.5%
Municipal Debt Obligations	0.1%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa(d)	27.7%
AA/Aa	3.8%
A	6.2%
BBB/Baa	10.6%
BB/Ba	22.9%
B	12.8%
CCC/Caa	0.7%
D	—	% (b)
N/R(c)	15.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of July 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

(d)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality.if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Flexible Income ETF to iShares Flexible Income Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Flexible Income ETF to iShares Flexible Income Active ETF. This change is expected to become effective on or about October 10, 2024.

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000219258 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Muni Income Bond ETF
Class Name	BlackRock High Yield Muni Income Bond ETF
Trading Symbol	HYMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Muni Income Bond ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock High Yield Muni Income Bond ETF	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  High-yield municipal bonds delivered strong returns in the annual period, with rising prices augmenting the benefit of income.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates later in 2024, benefiting the broader fixed-income market.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
An overweight in below investment-grade bonds contributed to the Fund’s outperformance, as did a long duration and long yield curve positioning. (Duration is a measure of interest rate sensitivity.) At the sector level, the largest contributions came from the corporate-backed sector, which includes metals, prepaid gas, and airline issues. The other industries that contributed to performance include development district issues, and tax-backed states primarily being Puerto Rico debt.
What detracted from performance?
At a time of strong returns for the broader asset class, there were no meaningful detractors from Fund performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 16, 2021 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	10.10%	1.22%
Fund Market	10.89	1.53
Bloomberg Municipal Bond Index	3.74	(0.15)
Bloomberg Municipal High Yield Bond Index	9.38	1.62
Bloomberg Custom Blend Benchmark	8.55	1.39

Performance Inception Date	Mar. 16, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 147,876,692
Holdings Count | Holding	271
Advisory Fees Paid, Amount	$ 270,038
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$147,876,692
Number of Portfolio Holdings	271
Net Investment Advisory Fees	$270,038
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	1.5%
AA/Aa	3.9%
A	6.3%
BBB/Baa	15.8%
BB/Ba	13.1%
B	2.1%
N/R(b)	57.3%
Five largest holdings
Security	Percent of Total Investments(a)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 5.00%, 07/01/58	3.5%
New York Transportation Development Corp RB AMT, 5.38%, 06/30/60	2.8%
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	2.3%
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	2.0%
Commonwealth of Puerto Rico GO, 4.00%, 07/01/37	1.9%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of July 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Five largest holdings
Security	Percent of Total Investments(a)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 5.00%, 07/01/58	3.5%
New York Transportation Development Corp RB AMT, 5.38%, 06/30/60	2.8%
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	2.3%
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	2.0%
Commonwealth of Puerto Rico GO, 4.00%, 07/01/37	1.9%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock High Yield Muni Income ETF to iShares High Yield Muni Income Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock High Yield Muni Income ETF to iShares High Yield Muni Income Active ETF. This change is expected to become effective on or about October 10, 2024.

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000239899 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock AAA CLO ETF
Class Name	BlackRock AAA CLO ETF
Trading Symbol	CLOA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock AAA CLO ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock AAA CLO ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The U.S. Federal Reserve (“Fed”) held the federal funds rate steady throughout the 12-month period at a target range of 5.25% to 5.50%, citing the improving inflation outlook, supporting attractive all-in CLO yields.
  CLO demand outpaced CLO supply given a muted supply of new bank loans. As a result, prices were driven above par for the majority of secondary market CLOs, even for deals with a high probability of getting called and leaving investors to be paid back at par.
  Credit spread tightening in the first quarter of 2024 contributed to CLO market returns as well.
What contributed to performance?
The Fund actively purchased bonds from top-tier managers with established track records of managing credit through multiple economic cycles as such deals are generally higher quality and more liquid. This focus contributed to performance as there was meaningful dispersion in returns between cleaner, higher quality bonds from top-tier managers versus bonds from less established, lower-tier managers. Allocations to AAA CLO bonds from preferred managers led contributions to performance from a carry perspective. In addition, allocations to AA and single A CLO bonds held prior to the spread tightening seen in early 2024 contributed to performance based on a combination of higher income and price strength.
What detracted from performance?
There were no material detractors from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 10, 2023 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	8.29%	8.43%
Fund Market	8.06	8.54
Bloomberg U.S. Universal Index	5.72	4.09
JP Morgan CLOIE AAA Index	7.74	8.21

Performance Inception Date	Jan. 10, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 399,571,057
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 261,676
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$399,571,057
Number of Portfolio Holdings	177
Net Investment Advisory Fees	$261,676
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments (a)
5-10 Years	28.8%
10-15 Years	71.2%
Ten largest holdings
Security	Percent of Total Investments(a)
RR 8 Ltd., 6.67%, 07/15/37	1.3%
Flatiron CLO 21 Ltd., Series 2021 1A, Class A1, 6.65%, 07/19/34	1.3%
Apidos CLO XXXIII, Series 2020 33A, Class AR, 6.70%, 10/24/34	1.3%
OHA Loan Funding Ltd., 6.69%, 01/19/37	1.3%
Golub Capital Partners CLO 58B Ltd., 6.73%, 01/25/35	1.3%
OHA Credit Funding 2 Ltd., 6.69%, 04/21/34	1.3%
Golub Capital Partners CLO 41B-R Ltd., 6.86%, 01/20/34	1.3%
Whitebox CLO III Ltd., 6.78%, 10/15/34	1.3%
Apidos CLO XXXVII, 6.67%, 10/22/34	1.2%
Whitebox CLO I Ltd., 6.66%, 07/24/36	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
RR 8 Ltd., 6.67%, 07/15/37	1.3%
Flatiron CLO 21 Ltd., Series 2021 1A, Class A1, 6.65%, 07/19/34	1.3%
Apidos CLO XXXIII, Series 2020 33A, Class AR, 6.70%, 10/24/34	1.3%
OHA Loan Funding Ltd., 6.69%, 01/19/37	1.3%
Golub Capital Partners CLO 58B Ltd., 6.73%, 01/25/35	1.3%
OHA Credit Funding 2 Ltd., 6.69%, 04/21/34	1.3%
Golub Capital Partners CLO 41B-R Ltd., 6.86%, 01/20/34	1.3%
Whitebox CLO III Ltd., 6.78%, 10/15/34	1.3%
Apidos CLO XXXVII, 6.67%, 10/22/34	1.2%
Whitebox CLO I Ltd., 6.66%, 07/24/36	1.2%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock AAA CLO ETF to iShares AAA CLO Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock AAA CLO ETF to iShares AAA CLO Active ETF. This change is expected to become effective on or about October 10, 2024.

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000246586 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return ETF
Class Name	BlackRock Total Return ETF
Trading Symbol	BRTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return ETF (the “Fund”) for the period of December 12, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Total Return ETF	$24(a)	0.37%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.37%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  The U.S. Federal Reserve (“Fed”) held the federal funds rate steady throughout the 12-month period at a target range of 5.25% to 5.50%, citing the improving inflation outlook.
  Short-term interest rates generally finished the period lower as the market anticipated that the Fed would soon begin to lower its benchmark overnight lending rate, while longer-term rates ended the period moderately higher.
  Within the benchmark, credit-sensitive sectors outperformed as risk sentiment was bolstered by the anticipation of a soft landing for the economy.
What contributed to performance?
Over the period, economic growth generally surprised to the upside and spread sectors across fixed income continued to perform well despite elevated interest rate volatility. Given those dynamics, the most notable contributions to performance came from within the Fund’s allocation to securitized assets where holdings favored select top-of-the-capital structure segments within commercial mortgage-backed securities, higher-quality collateralized loan obligations with structural protections, and shorter-maturity senior issues within asset-backed securities, while limiting exposure to non-agency residential mortgage-backed securities. Positioning with respect to U.S. interest rates and credit selection within investment grade corporate bonds also contributed to performance.
What detracted from performance?
An overweight to emerging market debt detracted from performance as local rate holdings, mainly in select Latin American countries, sold-off in April as markets priced in the possibility of higher-for-longer U.S. interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 12, 2023 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Performance Inception Date	Dec. 12, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 30, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 91,909,615
Holdings Count | Holding	1,000
Advisory Fees Paid, Amount	$ 193,222
Investment Company Portfolio Turnover	379.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$91,909,615
Number of Portfolio Holdings	1,000
Net Investment Advisory Fees	$193,222
Portfolio Turnover Rate	379%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa(b)	62.0%
AA/Aa	3.8%
A	8.0%
BBB/Baa	14.4%
BB/Ba	1.9%
B	0.7%
CCC/Caa	0.2%
C	1.8%
D	0.1%
N/R(c)	7.1%
Maturity allocation
Maturity	Percent of Total Investments (a)
0-1 Year	2.4%
1-5 Years	20.9%
5-10 Years	20.7%
10-15 Years	12.0%
15-20 Years	10.0%
More than 20 Years	34.0%
(a)	Excludes money market funds, short investments and options, if any.
(b)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of July 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality.if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 12, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Total Return ETF to iShares Total Return Active ETF. This change is expected to become effective on or about October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Total Return ETF to iShares Total Return Active ETF. This change is expected to become effective on or about October 10, 2024.

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.